Schedule II: Valuation and Qualifying Acounts Schedule II: Valuation and Qualifying Acounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 18,264		$ 20,738		$ 22,684
Additions Charged to Expenses	662		1,158		5,024
Deductions	6,222	[1]	3,632	[1]	6,970	[1]
Balance at End of Period	12,704		18,264		20,738
Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	32,675		40,575		51,023
Additions Charged to Expenses	138,577		137,613		161,620
Deductions	139,061	[1]	145,513	[1]	172,068	[1]
Balance at End of Period	32,191		32,675		40,575
Sales Discounts and Incentives [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	110,572		102,361		102,359
Additions Charged to Expenses	322,164		331,937		254,556
Deductions	334,320	[1]	323,726	[1]	254,554	[1]
Balance at End of Period	98,416		110,572		102,361
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	96,026		74,456		98,736
Additions Charged to Expenses	0		5,169		(1,329)
Deductions	6,212		(16,401)		22,951
Balance at End of Period	$ 89,814		$ 96,026		$ 74,456

[1]	The charges to the accounts are for the purposes for which the allowances were created.